Stock Based Compensation (Summary Of RRP Share Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Stock Based Compensation [Abstract]
Unvested RRP shares at beginning of year, Number of Shares	23,762	34,177	52,509
Granted, Number of Shares		11,317	5,657
Vested, Number of Shares	(10,180)	(21,732)	(23,989)
Unvested RRP shares at end of year, Number of Shares	13,582	23,762	34,177
Unvested RRP shares at beginning of year, Weighted Average Grant Date Fair Value	$ 15.07	$ 15.17	$ 14.87
Granted, Weighted Average Grant Date Fair Value		$ 14.42	$ 17.64
Vested, Weighted Average Grant Date Fair Value	$ 15.30	$ 14.88	$ 15.10
Unvested RRP shares at end of year, Weighted Average Grant Date Fair Value	$ 14.90	$ 15.07	$ 15.17